SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term investment
Impairment losses related to short-term investments	¥ 0	¥ 0
Interest income from short term investments	¥ 432,566	¥ 307,084